Pruco Life Insurance Company of New Jersey                         Jordan K. Thomsen
Vice President and Corporate Counsel

                                                                                                        Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Post-Effective Amendment No. 12 to Registration Statement for the Pruco Life of New Jersey Variable Appreciable Account, Registration No. 333-158637           .

Ladies and Gentlemen:

We are filing Post-Effective Amendment (“PEA”) No. 12 to the above-referenced registration statement on Form N-6.  This amendment is being filed pursuant to Rule 485(a), solely for the purpose of including in this Registration Statement a new prospectus supplement relating to a new version of the BenefitAccess Rider. The PEA does not amend or delete the currently effective VUL Protector® Prospectus, Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein. Once the Registration Statement becomes effective, and subject to state approval, the current version of the VUL Protector® BenefitAccess Rider will replace the previous version for new offers and sales.

The above-referenced variable universal life insurance contract is issued by Pruco Life Insurance Company of New Jersey and one of its separate accounts, the Pruco Life of New Jersey Variable Appreciable Account (the “Account” or “Registrant”).  The Account, a unit investment trust, is registered under the Investment Company Act of 1940 and there is, on file, a registration statement on Form N-6, Registration No. 811-03974.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the BenefitAccess Rider design as listed below.  Except as disclosed below, the disclosure set forth in this Registration Statement is not substantially different from disclosure previously filed and approved by the Commission in relation to VUL Protector®.

Upon request, in order to assist with the review, we will provide you with courtesy copies of the registration statement reflecting the changes to the BenefitAccess Rider disclosure.

The significant differences between the disclosure in this filing and that in the previous filing of Registration No. 333-158637 are the addition of a 4% Monthly Benefit Percentage option, which results in a new rider charge, some new definitional language with respect to “Licensed Physician” and additional, non-material disclosure changes.

We would greatly appreciate the Staff’s effort in providing us with comments by October 31, 2016, or as soon as practicable thereafter.  We will then file a Post-Effective Amendment that will address any Staff comments to the prospectus supplement.  Also, we will provide any additional items or exhibits that might be necessary.

Should the Commission or its Staff declare the above-referenced filing effective, we understand that such action does not prevent the Commission from taking action on the filing.   The action of the Commission or its Staff in declaring the above-referenced post-effective amendment effective does not relieve the Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing.  The Registrant will not use the SEC's comment process as a defense in any securities related litigation against them.

Respectfully yours,

/s/ Jordan K. Thomsen                                                                                                           9/16/2016

Jordan K. Thomsen                                                                                                                Date
Pruco Life Insurance Company of New Jersey

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